Short-Term and Long-Term Borrowings (Details) - Schedule of Short-Term and Long-Term Borrowings	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 CNY (¥)
Schedule of Short-Term and Long-Term Borrowings [Abstract]
Short-term borrowings	$ 4,442,870		$ 11,888,662	¥ 84,570,000
Long-term borrowings
Current portion	43,860
Non-current portion	5,398,849		9,300,625
Total long-term borrowings	$ 5,442,709	¥ 39,710,000	$ 9,300,625	¥ 66,160,000